Prepaid expenses	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Prepaid expenses
12.	Prepaid expenses

	2022	2021
Prepaid taxes	$25,385	$13,095
Prepaid commissions	3,936	4,822
Prepaid insurance	446	522
Prepaid to supplier	30,325	19,436

	$60,092	$37,875

Current	52,322	31,148
Non-current	7,770	6,727

	$60,092	$37,875

The current portion of prepaid taxes amounts to $9.2 million and mainly includes tax advance of VAT, and withholdings taxes (2021: $6.4 million). The non-current
portion of prepaid expenses mainly include tax credits for $7.7 million (2021: $5.2 million).
Prepaid to supplier mainly includes operating expenses related to aircraft rent, fuel and maintenance services.